CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

		Consolidated
	12/31/2022	12/31/2021
Cash and banks
In Brazil	85,120	68,638
Abroad	6,310,338	10,007,399
	6,395,458	10,076,037

Investments
In Brazil	5,110,749	6,493,832
Abroad	485,149	76,611
	5,595,898	6,570,443
	11,991,356	16,646,480